Pensions and other postretirement benefits (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013
Pensions [Member]
Defined Benefit Plan Estimated Future Benefit Payments [Line Items]
2014	991
2015	1,011
2016	1,033
2017	1,048
2018	1,058
Years 2019 to 2023	5,367
Other postretirement benefits [Member]
Defined Benefit Plan Estimated Future Benefit Payments [Line Items]
2014	18
2015	19
2016	19
2017	19
2018	19
Years 2019 to 2023	95